Description of the Plan - Schedule of Contribution Vesting (Details) - EBP 038	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	0.00%
1 year but fewer than 2
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	20.00%
2 years but fewer than 3
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	40.00%
3 years but fewer than 4
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	60.00%
4 years but fewer than 5
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	80.00%
5 years or more
EBP, Description of Plan [Line Items]
Vested Interest (as a percent)	100.00%